Debt and other liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Debt Instrument [Line Items]
Schedule of Short-Term and Long-Term Debt and Other Liabilities

	December 31, 2025	December 31, 2024
Short-term debt and other liabilities
Short-term debt (8.1)	$102,142,933	$—
Short-term debt to related parties (8.2)	11,973	5,102,211
Ordinary shares payable (8.3)	10,660,000	1,206,609
Convertible debt (8.4)	—	10,288,123
Short term convertible debt to related party (8.5)	—	95,309
Share-based payment liability (8.6)	1,400,000	1,400,000
Convertible promissory notes (8.7)	426,537	6,428,825
Advisors loans (8.8)	—	12,812,366
Long-term debt and other liabilities
Long-term debt (8.1)	50,092,029	—
Total short-term and long-term debt and other liabilities	$164,733,472	$37,333,443

Schedule of Short-Term and Long-Term Debt

	December 31, 2025	December 31, 2024
Short-term debt
Senior-secured term-loan facility (the "Facility")	$—	$—
Non-Banking Financial Company loan (Prediqt)	107,986	—
Monroe debt	101,540,086	—
Other short-term debt	494,861	—
Total short-term debt	$102,142,933	$—
Long-term debt
Non-Banking Financial Company loan (Prediqt)	$78,454	$—
Crownpeak promissory notes	50,000,000	—
Other long-term debt	13,575	—
Total long-term debt	50,092,029	—

Summary of Carrying Amount of Short Term Debt Under Troubled Debt Restructuring

The carrying amount of the short term debt under troubled debt restructuring was as follows:

	December 31, 2025	December 31, 2024
Short term debt under troubled debt restructuring
Short term debt under troubled debt restructuring	$103,679,100	$—
Accrued interest on short term debt under troubled debt restructuring	167,386	—
Debt issuance costs on short term debt under troubled debt restructuring	(2,306,400)	—
Total short term debt under troubled debt restructuring	$101,540,086	$—

Schedule of Ordinary Shares Payable	Ordinary shares payable

	December 31, 2025	December 31, 2024
Ordinary shares payable
Techouts acquisition	$8,660,000	$—
Smartpay and Truther acquisition	2,000,000	—
Rights issue	—	1,206,609
Total	$10,660,000	$1,206,609

Schedule of Convertible debt

The carrying amount of the convertible debt under troubled debt restructuring was as follows:

	December 31, 2025	December 31, 2024
Convertible debt
Convertible debt under troubled debt restructuring	$—	$12,103,565
Accrued interest on debt under troubled debt restructuring	—	7,176,741
Discount on convertible debt under troubled debt restructuring	—	(7,401,611)
Debt issuance costs on debt under troubled debt restructuring	—	(1,590,572)
Total convertible debt	$—	$10,288,123
Short term convertible debt to related party		125,000
Accrued interest on convertible debt to related party	—	17,221
Discount on convertible debt to related party	—	(46,912)
Total short term convertible debt to related party	—	95,309
Total convertible debt under troubled debt restructuring	$—	$10,383,432

Schedule of convertible promissory notes

8.7 Convertible Promissory notes

	December 31, 2025	December 31, 2024
Convertible promissory notes
YA notes	$—	$2,250,245
Convertible promissory notes	426,537	1,146,966
Promissory note from sponsor	—	3,031,614
Total	$426,537	$6,428,825

Armada Acquisition Corp I [Member]
Debt Instrument [Line Items]
Schedule of convertible promissory notes

The following amounts for advisors loans remain outstanding as of December 31, 2025 :

	December 31, 2025	December 31, 2024
Advisors loans
Northland Securities	$—	$5,491,806
J.V.B Financial Group	—	7,320,560
Total	$—	$12,812,366